Schedule of Investments
(unaudited)
November 30, 2024
iShares
®
Agency Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Financial Services — 1.7%
Private Export Funding Corp.
Series PP , 1.40% , 07/15/28 ........... USD 10,183 $ 9,186,892
Series RR , 4.30% , 12/15/28 .......... 2,810 2,814,319
12,001,211
Total Corporate Bonds — 1 .7%
(Cost: $ 12,995,490 ) ............................... 12,001,211
Foreign Government Obligations
Israel — 0.3%
State of Israel , 5.50%
,
09/18/33 .......... 2,368 2,541,922
Total Foreign Government Obligations — 0 .3%
(Cost: $ 2,549,420 ) ............................... 2,541,922
U.S. Government Sponsored Agency Securities
Agency Obligations — 87.9%
Federal Farm Credit Bank Bonds
1.00% , 10/07/26 .................. 3,500 3,294,902
1.10% , 03/03/27 .................. 6,000 5,581,111
1.15% , 08/12/30 .................. 10,100 8,469,787
1.32% , 09/09/30 .................. 3,365 2,836,238
1.38% , 01/14/31 .................. 3,000 2,498,946
1.55% , 07/26/30 .................. 1,000 858,334
1.69% , 08/20/35 .................. 1,000 741,527
1.88% , 06/16/31 .................. 1,000 856,319
2.08% , 01/23/30 .................. 1,700 1,534,166
2.47% , 07/18/35 .................. 1,000 830,312
3.11% , 08/05/48 .................. 1,000 759,985
3.19% , 01/16/29 .................. 500 482,007
3.32% , 02/25/26 .................. 1,000 987,499
3.33% , 07/12/32 .................. 1,000 931,221
3.38% , 09/15/27 .................. 1,500 1,468,249
3.50% , 10/02/26 .................. 200 197,502
3.80% , 04/05/32 .................. 2,000 1,896,371
3.88% , 02/02/26 - 09/03/26 ........... 1,500 1,491,392
4.00% , 08/06/27 .................. 300 298,555
4.25% , 03/20/28 - 02/28/29 ........... 2,300 2,306,544
4.38% , 06/23/26 - 07/06/26 ........... 8,125 8,143,067
4.50% , 03/13/26 - 09/22/28 ........... 14,615 14,695,500
4.63% , 03/05/26 - 07/17/26 ........... 2,000 2,008,437
4.75% , 03/09/26 - 04/30/29 ........... 5,072 5,130,124
4.82% , 06/23/26 .................. 500 500,003
4.88% , 04/20/26 - 10/27/32 ........... 5,750 5,822,575
5.00% , 07/30/26 .................. 255 257,770
5.13% , 10/10/25 .................. 4,250 4,272,003
Federal Home Loan Bank Bonds
0.83% , 02/10/27 .................. 2,000 1,854,040
0.85% , 02/26/26 - 02/17/27 ........... 4,000 3,785,250
0.90% , 02/26/27 .................. 20,575 19,083,497
0.92% , 02/26/27 .................. 1,500 1,392,075
0.96% , 03/05/26 .................. 40,000 38,344,081
1.00% , 03/23/26 - 02/26/27 ........... 23,053 21,735,862
1.02% , 02/24/27 .................. 1,500 1,394,880
1.10% , 08/20/26 .................. 12,500 11,834,492
1.12% , 02/26/27 .................. 3,000 2,796,449
1.25% , 12/21/26 .................. 205 193,322
1.88% , 09/11/26 .................. 2,500 2,399,403
2.01% , 02/17/27 .................. 4,500 4,265,478
2.13% , 12/11/26 - 12/14/29 ........... 8,950 8,174,180
2.50% , 06/12/26 .................. 3,500 3,406,487
2.75% , 03/25/27 .................. 3,000 2,893,965
3.00% , 09/11/26 .................. 570 557,807
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
3.25% , 06/09/28 .................. USD 2,300 $ 2,234,236
3.25% , 11/16/28
(a)
................. 13,215 12,827,591
3.63% , 09/04/26 .................. 4,200 4,161,061
4.00% , 06/09/28 - 06/30/28 ........... 4,200 4,182,555
4.13% , 03/13/26 - 01/15/27 ........... 14,200 14,183,727
4.38% , 06/12/26
(a)
................. 1,500 1,501,445
4.38% , 09/08/28 - 03/11/33 ........... 1,500 1,506,605
4.44% , 05/26/32 .................. 200 193,970
4.50% , 12/12/25
(a)
................. 3,690 3,692,641
4.50% , 03/13/26 - 03/09/29 ........... 6,550 6,572,975
4.63% , 09/11/26 .................. 1,000 1,006,218
4.63% , 11/17/26
(a)
................. 12,775 12,881,323
4.75% , 06/12/26 - 03/10/34 ........... 12,500 12,719,756
4.88% , 09/11/26 .................. 1,400 1,414,485
5.50% , 07/15/36 .................. 5,300 5,811,420
5.63% , 03/14/36 .................. 1,560 1,708,599
Federal Home Loan Mortgage Corp.
0.00% , 12/11/25 - 11/15/38
(b)
.......... 42,164 36,947,774
0.00% , 11/15/38
(a) (b)
................ 3,050 1,568,144
0.38% , 09/23/25 .................. 6,750 6,534,933
6.25% , 07/15/32 .................. 12,407 14,061,539
6.75% , 09/15/29 - 03/15/31 ........... 16,610 18,788,812
Federal National Mortgage Association
0.00% , 01/15/30
(b)
................. 910 730,253
0.50% , 11/07/25
(a)
................. 1,130 1,090,326
0.75% , 10/08/27
(a)
................. 17,530 15,984,163
0.88% , 12/18/26 - 08/05/30 ........... 33,842 30,046,880
1.63% , 08/24/35 .................. 5,000 3,660,017
1.88% , 09/24/26 .................. 11,625 11,168,039
2.13% , 04/24/26 .................. 13,350 12,986,604
5.63% , 07/15/37 .................. 4,100 4,549,611
6.21% , 08/06/38 .................. 2,500 2,923,019
6.25% , 05/15/29 .................. 16,200 17,621,918
6.63% , 11/15/30 .................. 17,852 20,151,394
7.13% , 01/15/30 .................. 10,019 11,391,824
7.25% , 05/15/30 .................. 13,286 15,284,315
Resolution Funding Corp. Interest STRIPS ,
0.00% , 01/15/30
(b)
................. 2,100 1,682,824
Resolution Funding Corp. Principal STRIPS ,
0.00% , 01/15/30
(b)
................. 4,500 3,603,263
Tennessee Valley Authority
1.50% , 09/15/31 .................. 2,550 2,139,318
2.88% , 02/01/27 .................. 2,385 2,320,033
3.50% , 12/15/42 .................. 165 139,975
3.88% , 03/15/28 .................. 4,200 4,167,268
4.25% , 09/15/52 - 09/15/65 ........... 7,379 6,585,821
4.38% , 08/01/34 .................. 4,000 3,983,436
4.63% , 09/15/60 .................. 3,800 3,608,333
4.65% , 06/15/35 .................. 1,770 1,795,917
4.70% , 07/15/33 .................. 2,662 2,708,152
4.88% , 01/15/48 .................. 1,483 1,482,402
5.25% , 09/15/39 .................. 7,505 7,983,734
5.38% , 04/01/56 .................. 2,100 2,241,316
5.50% , 06/15/38 .................. 282 306,168
5.88% , 04/01/36 .................. 7,171 8,056,553
6.15% , 01/15/38 .................. 2,000 2,293,250
6.75% , 11/01/25 .................. 34,605 35,317,264
7.13% , 05/01/30 .................. 11,247 12,810,604
Total U.S. Government Sponsored Agency Securities — 87 .9%
(Cost: $ 628,995,269 ) .............................. 618,575,517

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Agency Bond ETF
2
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 4.63% , 11/15/44 ..... USD 500 $ 511,387
U.S. Treasury Notes
4.25% , 11/30/26 .................. 5,000 5,009,179
4.13% , 11/15/27 .................. 5,000 5,004,297
Total U.S. Treasury Obligations — 1 .5%
(Cost: $ 10,518,330 ) ............................... 10,524,863
Total Long-Term Investments — 91.4%
(Cost: $ 655,058,509 ) .............................. 643,643,513
Shares
Shares
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.62%
(c) (d) (e)
................ 34,977,192 34,977,192
Total Money Market Funds — 5 .0%
(Cost: $ 34,977,192 ) ............................... 34,977,192
Par (000)
Pa r (000)
U.S. Treasury Obligations — 7.4%
U.S. Treasury Bills
(f)
4.77% , 12/26/24 .................. 5,000 4,984,884
4.48% , 01/07/25 .................. 28,500 28,372,639
4.57% , 01/23/25 .................. 5,000 4,968,009
4.50% , 02/13/25 .................. 14,000 13,875,120
Total U.S. Treasury Obligations — 7 .4%
(Cost: $ 52,194,487 ) ............................... 52,200,652
Total Short-Term Securities — 12.4%
(Cost: $ 87,171,679 ) ............................... 87,177,844
Total Investments — 103 .8%
(Cost: $ 742,230,188 ) .............................. 730,821,357
Liabilities in Excess of Other Assets — (3.8) % ............. (26,961,897)
Net Assets — 100.0% ...............................
$ 703,859,460
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
(f)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Agency Bond ETF
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares
Held at
11/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 26,663,723 $ 8,313,469
(a)
$ — $ — $ — $ 34,977,192 34,977,192 $ 198,155
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 12,001,211 $ — $ 12,001,211
Foreign Government Obligations .............................. — 2,541,922 — 2,541,922
U.S. Government Sponsored Agency Securities .................... — 618,575,517 — 618,575,517
U.S. Treasury Obligations ................................... — 10,524,863 — 10,524,863
Short-Term Securities
Money Market Funds ...................................... 34,977,192 — — 34,977,192
U.S. Treasury Obligations ................................... — 52,200,652 — 52,200,652
$ 34,977,192 $ 695,844,165 $ — $ 730,821,357
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities